Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Financials Fund	Sep. 28, 2024
Fidelity Advisor Financials Fund - Class A
Bar Chart Table:
Annual Return 2014	10.64%
Annual Return 2015	(4.06%)
Annual Return 2016	18.34%
Annual Return 2017	20.54%
Annual Return 2018	(16.03%)
Annual Return 2019	33.76%
Annual Return 2020	(0.23%)
Annual Return 2021	33.01%
Annual Return 2022	(8.89%)
Annual Return 2023	14.05%
Fidelity Advisor Financials Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018